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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7986

The Alger Institutional Funds

__________________________________________________________________
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York 10010

__________________________________________________________________
(Address of principal executive offices) (Zip code)

Mr. Hal Liebes

Fred Alger Management, Inc.

360 Park Avenue South

New York, New York 10010

__________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

ITEM 1. Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS |
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments July 31, 2017 (Unaudited)

COMMON STOCKS—94.2%	SHARES	VALUE
AEROSPACE & DEFENSE—0.4%
General Dynamics Corp.	70,085	$13,759,788
APPAREL ACCESSORIES & LUXURY GOODS—0.7%
PVH Corp.	195,669	23,341,355
APPLICATION SOFTWARE—4.3%
Adobe Systems, Inc. *	269,716	39,510,697
Autodesk, Inc. *	447,164	49,541,299
salesforce. com, Inc. *	672,117	61,028,224
		150,080,220
AUTO PARTS & EQUIPMENT—0.5%
Delphi Automotive PLC.	187,235	16,929,789
BIOTECHNOLOGY—5.4%
ACADIA Pharmaceuticals, Inc. *	242,974	7,233,336
Alexion Pharmaceuticals, Inc. *	20,279	2,785,118
BioMarin Pharmaceutical, Inc. *	197,499	17,326,587
Celgene Corp. *	523,678	70,911,238
Clovis Oncology, Inc. *	122,433	10,383,543
Exact Sciences Corp. *	212,906	8,260,753
Incyte Corp. *	170,899	22,779,128
TESARO, Inc. *	39,753	5,074,868
Vertex Pharmaceuticals, Inc. *	292,615	44,424,809
		189,179,380
BREWERS—0.5%
Molson Coors Brewing Co. , Cl. B	181,337	16,135,366
BROADCASTING—1.6%
CBS Corp. , Cl. B	873,312	57,490,129
BUILDING PRODUCTS—0.4%
Johnson Controls International PLC.	394,838	15,378,940
CABLE & SATELLITE—2.0%
Charter Communications, Inc. , Cl. A*	30,320	11,882,711
Comcast Corporation, Cl. A	1,445,340	58,464,003
		70,346,714
CONSTRUCTION MATERIALS—0.2%
Vulcan Materials Co.	65,383	8,049,955
DATA PROCESSING & OUTSOURCED SERVICES—3.9%
Visa, Inc. , Cl. A	1,373,558	136,751,434
DIVERSIFIED BANKS—0.5%
JPMorgan Chase & Co.	210,091	19,286,354
DIVERSIFIED CHEMICALS—0.4%
EI Du Pont de Nemours & Co.	166,701	13,704,489
ELECTRICAL COMPONENTS & EQUIPMENT—0.2%
Rockwell Automation, Inc.	43,060	7,106,192
FINANCIAL EXCHANGES & DATA—2.0%
IntercontinentalExchange Group, Inc.	756,580	50,471,452
S&P Global, Inc.	117,548	18,054,197
		68,525,649
FOOTWEAR—0.3%
NIKE, Inc. , Cl. B	177,077	10,456,397

THE ALGER INSTITUTIONAL FUNDS |
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments (Continued) July 31, 2017 (Unaudited)

COMMON STOCKS—(CONT. )	SHARES	VALUE
HEALTH CARE EQUIPMENT—2.7%
Boston Scientific Corp. *	772,707	$20,569,460
Danaher Corp.	333,522	27,178,708
DexCom, Inc. *	174,503	11,623,645
Edwards Lifesciences Corp. *	98,663	11,364,004
Medtronic PLC.	287,562	24,146,581
		94,882,398
HEALTH CARE SERVICES—0.1%
Envision Healthcare Corp. *	96,103	5,423,092
HOME ENTERTAINMENT SOFTWARE—1.0%
Electronic Arts, Inc. *	290,072	33,863,005
HOME IMPROVEMENT RETAIL—1.6%
The Home Depot, Inc.	370,150	55,374,440
HOTELS RESORTS & CRUISE LINES—0.1%
Marriott International, Inc. , Cl. A	34,247	3,568,195
HOUSEWARES & SPECIALTIES—0.9%
Newell Brands, Inc.	604,348	31,861,227
HYPERMARKETS & SUPER CENTERS—0.4%
Wal-Mart Stores, Inc.	197,055	15,762,429
INDUSTRIAL CONGLOMERATES—2.9%
Honeywell International, Inc.	740,865	100,846,544
INDUSTRIAL GASES—0.9%
Air Products & Chemicals, Inc.	211,085	30,005,733
INDUSTRIAL MACHINERY—0.7%
Stanley Black & Decker, Inc.	167,022	23,498,325
INTERNET RETAIL—8.3%
Amazon. com, Inc. *	237,037	234,140,408
Expedia, Inc.	136,833	21,410,260
NetFlix, Inc. *	183,152	33,271,392
		288,822,060
INTERNET SOFTWARE & SERVICES—13.6%
Alibaba Group Holding Ltd. #*	563,146	87,259,473
Alphabet, Inc. , Cl. C*	197,162	183,459,241
Altaba, Inc. *	281,138	16,418,459
eBay, Inc. *	200,905	7,178,336
Facebook, Inc. , Cl. A*	1,036,479	175,424,071
Match Group, Inc. *	220,274	4,020,000
Palantir Technologies, Inc. , Cl. A*,@	239,030	1,453,302
		475,212,882
INVESTMENT BANKING & BROKERAGE—0.9%
Morgan Stanley	658,751	30,895,422
IT CONSULTING & OTHER SERVICES—0.7%
Cognizant Technology Solutions Corp. , Cl. A	367,309	25,461,860
LIFE SCIENCES TOOLS & SERVICES—0.6%
Illumina, Inc. *	115,354	20,054,293
MANAGED HEALTH CARE—4.5%
Aetna, Inc.	310,751	47,951,987
Humana, Inc.	81,487	18,839,794

THE ALGER INSTITUTIONAL FUNDS |
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments (Continued) July 31, 2017 (Unaudited)

COMMON STOCKS—(CONT. )	SHARES	VALUE
MANAGED HEALTH CARE—(CONT. )
UnitedHealth Group, Inc.	465,501	$89,287,747
		156,079,528
MOVIES & ENTERTAINMENT—0.8%
The Walt Disney Co.	65,309	7,179,418
Time Warner, Inc.	197,567	20,234,812
		27,414,230
OIL & GAS EQUIPMENT & SERVICES—0.5%
Halliburton Company	458,299	19,450,210
OIL & GAS EXPLORATION & PRODUCTION—1.2%
Anadarko Petroleum Corp.	269,887	12,325,739
Pioneer Natural Resources Co.	186,667	30,445,388
		42,771,127
OTHER DIVERSIFIED FINANCIAL SERVICES—1.1%
Bank of America Corp.	1,547,967	37,336,964
PERSONAL PRODUCTS—0.6%
The Estee Lauder Companies, Inc. , Cl. A	200,235	19,821,263
PHARMACEUTICALS—0.9%
Allergan PLC.	86,356	21,790,209
Bristol-Myers Squibb Co.	191,775	10,911,998
		32,702,207
RAILROADS—0.5%
Union Pacific Corp.	172,105	17,719,931
RESTAURANTS—1.3%
McDonald's Corp.	284,138	44,081,169
SEMICONDUCTOR EQUIPMENT—0.9%
Applied Materials, Inc.	727,581	32,239,114
SEMICONDUCTORS—5.1%
Broadcom Ltd.	386,868	95,424,861
Cavium Networks, Inc. *	131,746	8,160,347
Microchip Technology, Inc.	560,271	44,844,091
Micron Technology, Inc. *	742,025	20,865,743
NVIDIA Corp.	51,052	8,296,460
		177,591,502
SOFT DRINKS—0.5%
PepsiCo, Inc.	163,185	19,029,003
SPECIALTY CHEMICALS—0.4%
The Sherwin-Williams Co.	43,585	14,699,913
SYSTEMS SOFTWARE—7.4%
Choicestream, Inc. *,@,(a)	124,658	–
Microsoft Corp.	2,919,246	212,229,184
Oracle Corp.	373,734	18,660,539
Red Hat, Inc. *	95,640	9,455,927
ServiceNow, Inc. *	171,630	18,956,533
		259,302,183
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.7%
Apple, Inc.	1,519,535	226,000,441

THE ALGER INSTITUTIONAL FUNDS |
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments (Continued) July 31, 2017 (Unaudited)

COMMON STOCKS—(CONT. )	SHARES	VALUE
TECHNOLOGY HARDWARE STORAGE &
PERIPHERALS—(CONT. )
Western Digital Corp.	499,884	$42,550,126
		268,550,567
TOBACCO—0.8%
Philip Morris International, Inc.	249,242	29,089,034
TRADING COMPANIES & DISTRIBUTORS—0.8%
HD Supply Holdings, Inc. *	606,756	19,713,503
United Rentals, Inc. *	69,595	8,279,021
		27,992,524
WIRELESS TELECOMMUNICATION SERVICES—0.5%
T-Mobile US, Inc. *	270,142	16,656,956
TOTAL COMMON STOCKS
(Cost $2,466,969,421)		3,294,581,481
PREFERRED STOCKS—0.4%	SHARES	VALUE
INTERNET SOFTWARE & SERVICES—0.2%
Palantir Technologies, Inc. , Cl. B*,@	974,841	5,927,033
Palantir Technologies, Inc. , Cl. D*,@	127,007	772,203
		6,699,236
PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc. , Series DD*,@	111,655	6,557,498
SYSTEMS SOFTWARE—–%
Choicestream, Inc. , Cl. A*,@,(a)	1,074,935	–
Choicestream, Inc. , Cl. B*,@,(a)	2,500,538	–
		–
TOTAL PREFERRED STOCKS
(Cost $13,252,335)		13,256,734
WARRANTS—–%	SHARES	VALUE
SYSTEMS SOFTWARE—–%
Choicestream, Inc. , 6/22/26@,(a)	574,662	–
(Cost $574,087)		–
MASTER LIMITED PARTNERSHIP—1.2%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.2%
The Blackstone Group LP.	1,257,134	42,051,132
(Cost $36,467,228)		42,051,132
REAL ESTATE INVESTMENT TRUST—2.0%	SHARES	VALUE
SPECIALIZED—2.0%
Crown Castle International Corp.	348,941	35,096,486
Equinix, Inc.	76,238	34,362,753
		69,459,239
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $61,042,332)		69,459,239

THE ALGER INSTITUTIONAL FUNDS |
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments (Continued) July 31, 2017 (Unaudited)

	PRINCIPAL
CORPORATE BONDS—0.0%	AMOUNT	VALUE
SYSTEMS SOFTWARE—–%
Choicestream, Inc. , 11.00%, 8/05/18@,(a)	574,662	$–
(Cost $575)		–
Total Investments
(Cost $2,578,305,978)(b)	97.8%	3,419,348,586
Other Assets in Excess of Liabilities	2.2%	77,929,055
NET ASSETS	100.0%	$3,497,277,641

* Non-income producing security.
# American Depositary Receipts.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2017
Choicestream, Inc.	03/14/14	$36,151	0.00%	$0	0.00%
Choicestream, Inc. , 11.00%,
8/05/18	08/04/16	575	0.00%	0	0.00%
Choicestream, Inc. , 6/22/26	08/04/16	574,087	0.02%	0	0.00%
Choicestream, Inc. , Cl. A	12/17/13	859,605	0.03%	0	0.00%
Choicestream, Inc. , Cl. B	07/10/14	1,500,323	0.05%	0	0.00%
Intarcia Therapeutics, Inc. , Series
DD	03/27/14	3,616,505	0.14%	6,557,498	0.19%
Palantir Technologies, Inc. , Cl. A	10/07/14	1,555,368	0.05%	1,453,302	0.04%
Palantir Technologies, Inc. , Cl. B	10/07/14	6,437,297	0.22%	5,927,033	0.17%
Palantir Technologies, Inc. , Cl. D	10/14/14	838,605	0.03%	772,203	0.02%
Total				$14,710,036	0.42%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At July 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,628,075,854, amounted to $791,272,732 which consisted of aggregate gross unrealized appreciation of $858,052,996 and aggregate gross unrealized depreciation of $66,780,264.

See Notes to Financial Statements

THE ALGER INSTITUTIONAL FUNDS | ALGER CAPITAL APPRECIATION FOCUS FUND
Schedule of Investments July 31, 2017 (Unaudited)

COMMON STOCKS—92.3%	SHARES	VALUE
APPAREL ACCESSORIES & LUXURY GOODS—0.8%
PVH Corp.	8,708	$1,038,777
APPLICATION SOFTWARE—5.2%
Adobe Systems, Inc. *	9,751	1,428,424
Autodesk, Inc. *	23,987	2,657,520
salesforce. com, Inc. *	25,137	2,282,439
		6,368,383
BIOTECHNOLOGY—6.5%
BioMarin Pharmaceutical, Inc. *	8,289	727,194
Celgene Corp. *	21,254	2,878,004
Exact Sciences Corp. *	20,037	777,435
Incyte Corp. *	5,927	790,010
Sarepta Therapeutics, Inc. *	19,695	759,833
Vertex Pharmaceuticals, Inc. *	13,724	2,083,578
		8,016,054
BROADCASTING—2.5%
CBS Corp. , Cl. B	46,763	3,078,408
CABLE & SATELLITE—1.7%
Comcast Corporation, Cl. A	51,240	2,072,658
DATA PROCESSING & OUTSOURCED SERVICES—3.8%
Visa, Inc. , Cl. A	47,416	4,720,737
FINANCIAL EXCHANGES & DATA—2.7%
IntercontinentalExchange Group, Inc.	49,799	3,322,091
HOME ENTERTAINMENT SOFTWARE—1.2%
Electronic Arts, Inc. *	12,320	1,438,237
HOME IMPROVEMENT RETAIL—1.4%
The Home Depot, Inc.	11,817	1,767,823
HOTELS RESORTS & CRUISE LINES—3.8%
Extended Stay America, Inc.	138,839	2,744,847
Norwegian Cruise Line Holdings Ltd. *	34,119	1,878,933
		4,623,780
HOUSEWARES & SPECIALTIES—0.9%
Newell Brands, Inc.	21,869	1,152,934
INDUSTRIAL CONGLOMERATES—2.9%
Honeywell International, Inc.	25,684	3,496,106
INDUSTRIAL GASES—1.1%
Air Products & Chemicals, Inc.	9,099	1,293,423
INDUSTRIAL MACHINERY—0.8%
Stanley Black & Decker, Inc.	6,567	923,911
INTERNET RETAIL—8.4%
Amazon. com, Inc. *	8,348	8,245,987
Expedia, Inc.	6,762	1,058,050
NetFlix, Inc. *	5,271	957,530
		10,261,567
INTERNET SOFTWARE & SERVICES—13.6%
Alibaba Group Holding Ltd. #*	26,665	4,131,742
Alphabet, Inc. , Cl. C*	6,864	6,386,952
Facebook, Inc. , Cl. A*	36,459	6,170,686
		16,689,380

THE ALGER INSTITUTIONAL FUNDS | ALGER CAPITAL APPRECIATION FOCUS FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
INVESTMENT BANKING & BROKERAGE—1.4%
Morgan Stanley	35,719	$1,675,221
IT CONSULTING & OTHER SERVICES—0.6%
Cognizant Technology Solutions Corp. , Cl. A	11,412	791,080
MANAGED HEALTH CARE—4.9%
Aetna, Inc.	15,214	2,347,672
UnitedHealth Group, Inc.	18,866	3,618,688
		5,966,360
OIL & GAS EQUIPMENT & SERVICES—0.6%
Halliburton Company	16,506	700,515
OIL & GAS EXPLORATION & PRODUCTION—1.4%
Pioneer Natural Resources Co.	10,654	1,737,667
OTHER DIVERSIFIED FINANCIAL SERVICES—1.9%
Bank of America Corp.	94,472	2,278,665
PHARMACEUTICALS—0.7%
Allergan PLC.	3,460	873,062
SEMICONDUCTORS—7.3%
Broadcom Ltd.	17,844	4,401,401
Cavium Networks, Inc. *	13,554	839,535
Microchip Technology, Inc.	39,198	3,137,408
Micron Technology, Inc. *	22,548	634,050
		9,012,394
SYSTEMS SOFTWARE—6.8%
Microsoft Corp.	105,409	7,663,234
ServiceNow, Inc. *	6,510	719,030
		8,382,264
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.5%
Apple, Inc.	51,550	7,667,031
Western Digital Corp.	18,507	1,575,316
		9,242,347
TOBACCO—0.8%
Philip Morris International, Inc.	8,690	1,014,210
TRADING COMPANIES & DISTRIBUTORS—0.6%
HD Supply Holdings, Inc. *	20,850	677,417
WIRELESS TELECOMMUNICATION SERVICES—0.5%
T-Mobile US, Inc. *	9,733	600,137
TOTAL COMMON STOCKS
(Cost $92,476,112)		113,215,608
PREFERRED STOCKS—0.2%	SHARES	VALUE
BIOTECHNOLOGY—0.2%
Prosetta Biosciences, Inc. , Series D*,@,(a)	76,825	292,703
(Cost $345,712)		292,703
MASTER LIMITED PARTNERSHIP—2.0%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—2.0%
The Blackstone Group LP.	73,238	2,449,811
(Cost $2,037,085)		2,449,811

THE ALGER INSTITUTIONAL FUNDS | ALGER CAPITAL APPRECIATION FOCUS FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—1.0%	SHARES	VALUE
SPECIALIZED—1.0%
SBA Communications Corp. , Cl. A*	8,644	$1,188,982
(Cost $1,177,698)		1,188,982
Total Investments
(Cost $96,036,607)(b)	95.5%	117,147,104
Other Assets in Excess of Liabilities	4.5%	5,516,254
NET ASSETS	100.0%	$122,663,358

* Non-income producing security.
# American Depositary Receipts.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2017
Prosetta Biosciences, Inc. , Series
D	02/06/15	$345,712	0.80%	$292,703	0.24%
Total				$292,703	0.24%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At July 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $98,237,770, amounted to $18,909,334 which consisted of aggregate gross unrealized appreciation of $21,511,062 and aggregate gross unrealized depreciation of $2,601,728.

See Notes to Financial Statements

THE ALGER INSTITUTIONAL FUND | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2017 (Unaudited)

COMMON STOCKS—90.3%	SHARES	VALUE
AEROSPACE & DEFENSE—0.7%
HEICO Corp.	9,569	$769,061
APPAREL ACCESSORIES & LUXURY GOODS—1.7%
Hanesbrands, Inc.	22,581	517,557
PVH Corp.	10,483	1,250,517
		1,768,074
APPAREL RETAIL—0.9%
Burlington Stores, Inc. *	5,447	474,052
Ross Stores, Inc.	8,877	491,076
		965,128
APPLICATION SOFTWARE—3.8%
Autodesk, Inc. *	16,597	1,838,782
Mobileye NV*	16,375	1,036,538
PTC, Inc. *	7,071	390,248
Splunk, Inc. *	10,609	636,646
		3,902,214
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
WisdomTree Investments, Inc.	98,618	1,029,572
AUTO PARTS & EQUIPMENT—1.9%
Delphi Automotive PLC.	10,135	916,407
WABCO Holdings, Inc. *	7,523	1,034,939
		1,951,346
AUTOMOTIVE RETAIL—0.3%
O'Reilly Automotive, Inc. *	1,404	286,837
BIOTECHNOLOGY—7.8%
Alexion Pharmaceuticals, Inc. *	4,124	566,390
BioMarin Pharmaceutical, Inc. *	10,147	890,196
Bluebird Bio, Inc. *	7,863	741,088
Clovis Oncology, Inc. *	13,189	1,118,559
Exact Sciences Corp. *	17,319	671,977
Exelixis, Inc. *	15,474	419,500
Incyte Corp. *	8,370	1,115,637
Sarepta Therapeutics, Inc. *	15,739	607,211
TESARO, Inc. *	5,469	698,173
Vertex Pharmaceuticals, Inc. *	8,389	1,273,618
		8,102,349
BROADCASTING—0.8%
CBS Corp. , Cl. B	13,217	870,075
BUILDING PRODUCTS—1.9%
Fortune Brands Home & Security, Inc.	18,690	1,227,372
Johnson Controls International PLC.	17,566	684,196
		1,911,568
CASINOS & GAMING—1.1%
MGM Resorts International	15,312	504,224
Wynn Resorts Ltd.	4,829	624,583
		1,128,807
COMMUNICATIONS EQUIPMENT—1.5%
Lumentum Holdings, Inc. *	9,773	611,790

THE ALGER INSTITUTIONAL FUND | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
COMMUNICATIONS EQUIPMENT—(CONT. )
Palo Alto Networks, Inc. *	6,766	$891,623
		1,503,413
CONSTRUCTION MATERIALS—0.9%
Vulcan Materials Co.	7,216	888,434
CONSUMER FINANCE—0.4%
LendingClub Corp. *	80,698	409,139
DATA PROCESSING & OUTSOURCED SERVICES—3.9%
Fiserv, Inc. *	14,030	1,802,855
FleetCor Technologies, Inc. *	2,837	431,394
Total System Services, Inc.	13,292	843,511
WNS Holdings Ltd. #*	27,164	938,516
		4,016,276
ELECTRICAL COMPONENTS & EQUIPMENT—1.6%
AMETEK, Inc.	8,946	550,895
Rockwell Automation, Inc.	6,442	1,063,123
		1,614,018
ELECTRONIC COMPONENTS—0.7%
Universal Display Corp.	5,680	685,008
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.0%
Cognex Corp.	2,942	279,667
Trimble, Inc. *	19,738	738,793
		1,018,460
FERTILIZERS & AGRICULTURAL CHEMICALS—0.6%
FMC Corporation	8,664	661,756
FINANCIAL EXCHANGES & DATA—3.2%
IntercontinentalExchange Group, Inc.	18,846	1,257,217
MarketAxess Holdings, Inc.	5,228	1,060,709
S&P Global, Inc.	6,462	992,498
		3,310,424
FOOD DISTRIBUTORS—1.2%
Performance Food Group Co. *	41,384	1,191,859
GENERAL MERCHANDISE STORES—0.8%
Dollar Tree, Inc. *	12,129	874,258
HEALTH CARE EQUIPMENT—5.9%
ABIOMED, Inc. *	8,770	1,298,749
DexCom, Inc. *	8,811	586,901
Edwards Lifesciences Corp. *	10,328	1,189,579
IDEXX Laboratories, Inc. *	7,878	1,311,372
Insulet Corp. *	19,801	996,188
Masimo Corp. *	7,867	744,218
		6,127,007
HEALTH CARE SUPPLIES—1.0%
Align Technology, Inc. *	6,237	1,043,014
HEALTH CARE TECHNOLOGY—1.7%
Agilent Technologies, Inc.	10,245	612,548
Cotiviti Holdings, Inc. *	8,675	373,459
Medidata Solutions, Inc. *	10,102	775,935
		1,761,942

THE ALGER INSTITUTIONAL FUND | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
HOME ENTERTAINMENT SOFTWARE—1.8%
Electronic Arts, Inc. *	11,499	$1,342,393
Take-Two Interactive Software, Inc. *	6,649	528,463
		1,870,856
HOME FURNISHINGS—0.8%
Mohawk Industries, Inc. *	3,138	781,331
HOTELS RESORTS & CRUISE LINES—2.1%
Extended Stay America, Inc.	59,315	1,172,658
Norwegian Cruise Line Holdings Ltd. *	18,606	1,024,632
		2,197,290
HOUSEHOLD PRODUCTS—1.0%
Church & Dwight Co. , Inc.	19,879	1,060,545
HOUSEWARES & SPECIALTIES—0.6%
Newell Brands, Inc.	11,881	626,366
INDUSTRIAL CONGLOMERATES—1.2%
Roper Technologies, Inc.	5,290	1,229,713
INDUSTRIAL GASES—1.1%
Air Products & Chemicals, Inc.	7,796	1,108,201
INDUSTRIAL MACHINERY—2.8%
Fortive Corp.	19,821	1,283,212
Stanley Black & Decker, Inc.	8,575	1,206,417
Welbilt, Inc. *	21,519	419,405
		2,909,034
INTERNET RETAIL—1.2%
Expedia, Inc.	8,241	1,289,469
INTERNET SOFTWARE & SERVICES—2.3%
LogMeIn, Inc.	7,679	894,220
Match Group, Inc. *	53,833	982,452
Palantir Technologies, Inc. , Cl. A*,@	12,426	75,550
Yelp, Inc. *	14,408	468,692
		2,420,914
IT CONSULTING & OTHER SERVICES—2.7%
DXC Technology Co.	8,533	668,816
EPAM Systems, Inc. *	10,612	911,889
Gartner, Inc. *	9,327	1,196,841
		2,777,546
LEISURE FACILITIES—1.3%
Vail Resorts, Inc.	6,596	1,390,173
LEISURE PRODUCTS—0.7%
Coach, Inc.	15,749	742,408
LIFE SCIENCES TOOLS & SERVICES—1.8%
Illumina, Inc. *	6,729	1,169,837
Mettler-Toledo International, Inc. *	1,112	637,265
		1,807,102
MANAGED HEALTH CARE—0.4%
WellCare Health Plans, Inc. *	2,504	443,183
METAL & GLASS CONTAINERS—0.9%
Ball Corp.	21,238	889,872

THE ALGER INSTITUTIONAL FUND | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
OIL & GAS EXPLORATION & PRODUCTION—1.2%
Encana Corp.	43,785	$440,477
Parsley Energy, Inc. , Cl. A*	10,831	317,132
Pioneer Natural Resources Co.	3,262	532,032
		1,289,641
PACKAGED FOODS & MEATS—1.1%
Pinnacle Foods, Inc.	8,548	507,580
TreeHouse Foods, Inc. *	6,807	577,438
		1,085,018
PAPER PACKAGING—0.5%
International Paper Co. *	9,518	523,300
PHARMACEUTICALS—2.2%
Aerie Pharmaceuticals, Inc. *	18,993	1,031,320
Zoetis, Inc.	19,267	1,204,573
		2,235,893
PROPERTY & CASUALTY INSURANCE—0.5%
The Progressive Corp.	11,403	537,423
RAILROADS—0.6%
Kansas City Southern	5,633	581,269
REGIONAL BANKS—1.7%
Citizens Financial Group, Inc.	14,134	495,821
Regions Financial Corp.	87,277	1,274,244
		1,770,065
SEMICONDUCTOR EQUIPMENT—1.7%
Lam Research Corp.	10,744	1,713,238
SEMICONDUCTORS—4.8%
Broadcom Ltd.	6,937	1,711,080
Cavium Networks, Inc. *	20,342	1,259,984
Microchip Technology, Inc.	12,805	1,024,912
Skyworks Solutions, Inc.	9,330	978,437
		4,974,413
SPECIALTY STORES—0.4%
Ulta Beauty, Inc. *	1,816	456,197
SYSTEMS SOFTWARE—3.4%
Choicestream, Inc. *,@,(a)	8,930	–
Proofpoint, Inc. *	10,324	880,018
Red Hat, Inc. *	13,790	1,363,417
ServiceNow, Inc. *	11,750	1,297,788
		3,541,223
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.4%
Western Digital Corp.	16,612	1,414,013
TRADING COMPANIES & DISTRIBUTORS—1.4%
HD Supply Holdings, Inc. *	20,148	654,609
United Rentals, Inc. *	6,226	740,645
		1,395,254
TRUCKING—0.4%
Old Dominion Freight Line, Inc.	4,322	414,523
TOTAL COMMON STOCKS
(Cost $80,096,900)		93,265,512

THE ALGER INSTITUTIONAL FUND | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

PREFERRED STOCKS—1.4%	SHARES	VALUE
BIOTECHNOLOGY—0.6%
Prosetta Biosciences, Inc. , Series D*,@,(a)	166,009	$632,495
INTERNET SOFTWARE & SERVICES—0.4%
Palantir Technologies, Inc. , Cl. B*,@	50,675	308,104
Palantir Technologies, Inc. , Cl. D*,@	6,602	40,140
		348,244
PHARMACEUTICALS—0.4%
Intarcia Therapeutics, Inc. , Series DD*,@	7,588	445,643
SYSTEMS SOFTWARE—–%
Choicestream, Inc. , Cl. A*,@,(a)	77,008	–
Choicestream, Inc. , Cl. B*,@,(a)	144,793	–
		–
TOTAL PREFERRED STOCKS
(Cost $1,519,494)		1,426,382
WARRANTS—–%	SHARES	VALUE
SYSTEMS SOFTWARE—–%
Choicestream, Inc. , 6/22/26@,(a)	17,128	–
(Cost $17,111)		–
RIGHTS—0.9%	SHARES	VALUE
BIOTECHNOLOGY—0.9%
Tolero Pharmaceuticals, Inc. , CDR@,(a)	422,928	976,033
(Cost $226,186)		976,033
REAL ESTATE INVESTMENT TRUST—3.5%	SHARES	VALUE
HEALTH CARE—0.4%
Omega Healthcare Investors, Inc.	13,610	429,940
SPECIALIZED—3.1%
Crown Castle International Corp.	5,316	534,683
CyrusOne, Inc.	15,246	910,339
Lamar Advertising Co. , Cl. A	12,552	885,795
SBA Communications Corp. , Cl. A*	6,435	885,134
		3,215,951
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $3,501,091)		3,645,891
	PRINCIPAL
CORPORATE BONDS—0.0%	AMOUNT	VALUE
SYSTEMS SOFTWARE—–%
Choicestream, Inc. , 11.00%, 8/05/18@,(a)	17,128	–
(Cost $17)		–
SPECIAL PURPOSE VEHICLE—0.3%	SHARES	VALUE
CONSUMER FINANCE—0.3%
JS Kred SPV I, LLC.@	240,362	273,003
(Cost $240,362)		273,003
Total Investments
(Cost $85,601,161)(b)	96.4%	99,586,821
Other Assets in Excess of Liabilities	3.6%	3,726,252
NET ASSETS	100.0%	$103,313,073

THE ALGER INSTITUTIONAL FUND | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

* Non-income producing security.
# American Depositary Receipts.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2017
Choicestream, Inc.	03/14/14	$2,590	0.00%	$0	0.00%
Choicestream, Inc. , 11.00%,
8/05/18	08/04/16	17	0.00%	0	0.00%
Choicestream, Inc. , 6/22/26	08/04/16	17,111	0.02%	0	0.00%
Choicestream, Inc. , Cl. A	12/17/13	61,582	0.03%	0	0.00%
Choicestream, Inc. , Cl. B	07/10/14	86,876	0.05%	0	0.00%
Intarcia Therapeutics, Inc. , Series
DD	03/27/14	245,775	0.14%	445,643	0.43%
JS Kred SPV I, LLC.	06/26/15	240,362	0.15%	273,003	0.26%
Palantir Technologies, Inc. , Cl. A	10/07/14	80,856	0.05%	75,550	0.07%
Palantir Technologies, Inc. , Cl. B	10/07/14	334,629	0.22%	308,104	0.30%
Palantir Technologies, Inc. , Cl. D	10/14/14	43,592	0.03%	40,140	0.04%
Prosetta Biosciences, Inc. , Series
D	02/06/15	747,040	0.50%	632,495	0.61%
Tolero Pharmaceuticals, Inc. ,
CDR	01/11/17	226,186	0.15%	976,033	0.95%
Total				$2,750,968	2.66%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At July 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $85,581,881, amounted to $14,004,940 which consisted of aggregate gross unrealized appreciation of $15,748,181 and aggregate gross unrealized depreciation of $1,743,241.

See Notes to Financial Statements

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2017 (Unaudited)

COMMON STOCKS—92.5%	SHARES	VALUE
AEROSPACE & DEFENSE—1.5%
Hexcel Corp.	57,970	$2,966,325
APPAREL RETAIL—0.7%
Burlington Stores, Inc. *	15,733	1,369,243
APPLICATION SOFTWARE—13.4%
ACI Worldwide, Inc. *	150,116	3,478,188
Blackbaud, Inc.	61,370	5,666,906
Ellie Mae, Inc. *	17,050	1,487,101
Everbridge, Inc. *	39,082	924,289
Guidewire Software, Inc. *	37,316	2,692,723
HubSpot, Inc. *	32,224	2,331,406
Manhattan Associates, Inc. *	62,600	2,766,920
Paycom Software, Inc. *	20,167	1,413,505
Tyler Technologies, Inc. *	33,435	5,744,467
		26,505,505
ASSET MANAGEMENT & CUSTODY BANKS—2.3%
WisdomTree Investments, Inc.	427,526	4,463,371
BIOTECHNOLOGY—5.2%
ACADIA Pharmaceuticals, Inc. *	67,672	2,014,596
Bluebird Bio, Inc. *	6,104	575,302
Clovis Oncology, Inc. *	16,368	1,388,170
Halozyme Therapeutics, Inc. *	80,722	1,023,555
Incyte Corp. *	5,229	696,973
Ironwood Pharmaceuticals, Inc. *	42,723	758,333
Sarepta Therapeutics, Inc. *	19,705	760,219
TESARO, Inc. *	13,672	1,745,368
Ultragenyx Pharmaceutical, Inc. *	20,398	1,352,795
		10,315,311
BREWERS—0.4%
Craft Brew Alliance, Inc. *	44,524	779,170
BUILDING PRODUCTS—1.9%
Masonite International Corp. *	48,526	3,768,044
COMMUNICATIONS EQUIPMENT—1.4%
NetScout Systems, Inc. *	77,943	2,689,034
CONSUMER FINANCE—1.9%
LendingClub Corp. *	733,529	3,718,992
ELECTRONIC COMPONENTS—1.9%
Dolby Laboratories Inc. , Cl. A	30,638	1,585,517
Universal Display Corp.	17,445	2,103,867
		3,689,384
ELECTRONIC EQUIPMENT & INSTRUMENTS—5.0%
Cognex Corp.	84,044	7,989,222
FLIR Systems, Inc.	52,243	1,949,709
		9,938,931
FINANCIAL EXCHANGES & DATA—0.6%
MarketAxess Holdings, Inc.	6,015	1,220,383
FOOD DISTRIBUTORS—1.5%
Performance Food Group Co. *	104,996	3,023,885

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
HEALTH CARE EQUIPMENT—9.7%
Abaxis, Inc.	65,618	$3,084,046
ABIOMED, Inc. *	29,158	4,318,008
Cantel Medical Corp.	68,652	5,093,979
Cardiovascular Systems, Inc. *	37,782	1,192,022
DexCom, Inc. *	24,653	1,642,136
Inogen, Inc. *	21,142	1,995,382
Insulet Corp. *	35,394	1,780,672
		19,106,245
HEALTH CARE SUPPLIES—6.3%
Meridian Bioscience, Inc.	91,394	1,238,389
Neogen Corp. *	87,068	5,735,169
Quidel Corp. *	170,017	5,438,844
		12,412,402
HEALTH CARE TECHNOLOGY—7.8%
Medidata Solutions, Inc. *	77,854	5,979,966
Veeva Systems, Inc. , Cl. A*	88,697	5,655,321
Vocera Communications, Inc. *	140,039	3,818,863
		15,454,150
HOME ENTERTAINMENT SOFTWARE—2.6%
Take-Two Interactive Software, Inc. *	65,126	5,176,214
HUMAN RESOURCE & EMPLOYMENT SERVICES—2.3%
WageWorks, Inc. *	69,765	4,548,678
INDUSTRIAL MACHINERY—2.0%
DMC Global, Inc.	43,254	601,231
Sun Hydraulics Corp.	79,507	3,288,409
		3,889,640
INTERNET SOFTWARE & SERVICES—3.6%
Cornerstone OnDemand, Inc. *	20,287	817,769
NIC, Inc.	86,959	1,413,084
Q2 Holdings, Inc. *	52,453	2,040,422
Shopify, Inc. , Cl. A*	15,935	1,471,916
SPS Commerce, Inc. *	24,817	1,434,422
		7,177,613
IT CONSULTING & OTHER SERVICES—1.2%
InterXion Holding NV*	50,144	2,400,393
LEISURE FACILITIES—1.0%
Planet Fitness, Inc. , Cl. A	83,861	1,900,290
LEISURE PRODUCTS—0.2%
Vista Outdoor, Inc. *	19,912	459,768
LIFE SCIENCES TOOLS & SERVICES—3.9%
Bio-Techne Corp.	45,480	5,271,587
PRA Health Sciences, Inc. *	33,418	2,486,299
		7,757,886
MANAGED HEALTH CARE—0.9%
HealthEquity, Inc. *	38,731	1,776,591
MOVIES & ENTERTAINMENT—1.5%
Lions Gate Entertainment Corp. , Cl. A*	33,692	990,545
Lions Gate Entertainment Corp. , Cl. B*	33,692	926,867

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT. )	SHARES	VALUE
MOVIES & ENTERTAINMENT—(CONT. )
Live Nation Entertainment, Inc. *	27,035	$1,007,594
		2,925,006
OIL & GAS EQUIPMENT & SERVICES—0.7%
RPC, Inc.	69,636	1,442,162
OIL & GAS EXPLORATION & PRODUCTION—0.5%
Parsley Energy, Inc. , Cl. A*	31,031	908,588
PERSONAL PRODUCTS—0.7%
elf Beauty, Inc. *	53,967	1,369,143
PHARMACEUTICALS—1.0%
Aerie Pharmaceuticals, Inc. *	37,457	2,033,915
RESTAURANTS—1.9%
Shake Shack, Inc. , Cl. A*	67,091	2,214,674
Wingstop, Inc.	52,186	1,566,102
		3,780,776
SEMICONDUCTORS—2.3%
Cavium Networks, Inc. *	33,896	2,099,518
Microsemi Corp. *	47,503	2,473,956
		4,573,474
SPECIALTY CHEMICALS—2.0%
Balchem Corp.	40,399	3,134,963
Flotek Industries, Inc. *	94,739	797,702
		3,932,665
SPECIALTY STORES—0.5%
Five Below, Inc. *	18,802	908,325
SYSTEMS SOFTWARE—2.2%
Proofpoint, Inc. *	50,878	4,336,841
TOTAL COMMON STOCKS
(Cost $136,117,436)		182,718,343
PREFERRED STOCKS—1.5%	SHARES	VALUE
BIOTECHNOLOGY—0.3%
Prosetta Biosciences, Inc. , Series D*,@,(a)	133,263	507,732
PHARMACEUTICALS—1.2%
Intarcia Therapeutics, Inc. , Series DD*,@	41,238	2,421,908
TOTAL PREFERRED STOCKS
(Cost $1,935,382)		2,929,640
RIGHTS—0.6%	SHARES	VALUE
BIOTECHNOLOGY—0.6%
Dyax Corp. *,@	21,650	61,486
Neuralstem, Inc. , 1/8/2019*,@	19,260	–
Tolero Pharmaceuticals, Inc. , CDR@,(a)	528,559	1,219,808
		1,281,294
TOTAL RIGHTS
(Cost $285,727)		1,281,294
REAL ESTATE INVESTMENT TRUST—1.0%	SHARES	VALUE
SPECIALIZED—1.0%
CyrusOne, Inc.	32,622	1,947,860
(Cost $1,090,753)		1,947,860

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2017 (Unaudited) (Continued)

SPECIAL PURPOSE VEHICLE—0.4%	SHARES	VALUE
CONSUMER FINANCE—0.4%
JS Kred SPV I, LLC.@	775,134	$880,397
(Cost $775,134)		880,397
Total Investments
(Cost $140,204,432)(b)	96.0%	189,757,534
Other Assets in Excess of Liabilities	4.0%	7,877,456
NET ASSETS	100.0%	$197,634,990

* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2017
Dyax Corp.	05/01/15	$0	0.00%	$37,448	0.03%
Dyax Corp.	08/14/15	0	0.00%	23,998	0.03%
Intarcia Therapeutics, Inc. , Series
DD	03/27/14	1,335,699	0.15%	2,421,908	1.22%
JS Kred SPV I, LLC.	06/26/15	775,134	0.15%	880,397	0.44%
Neuralstem, Inc.	01/03/14	0	0.00%	0	0.00%
Prosetta Biosciences, Inc. , Series
D	02/06/15	599,683	0.10%	507,732	0.26%
Tolero Pharmaceuticals, Inc. ,
CDR	01/11/17	285,726	0.04%	1,219,808	0.62%
Total				$5,091,291	2.60%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At July 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $144,484,821, amounted to $45,272,713 which consisted of aggregate gross unrealized appreciation of $53,072,402 and aggregate gross unrealized depreciation of $7,799,689.

See Notes to Financial Statements

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:
The Alger Institutional Funds (the “Trust”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of
Massachusetts. The Trust qualifies as an investment company as defined in the Financial
Accounting Standards Board Accounting Standards Codification 946-Financia Services
– Investment Companies. The Trust operates as a series company and currently offers an unlimited number of shares of beneficial interest in four funds — Alger Capital
Appreciation Institutional Fund, Alger Capital Appreciation Focus Fund, Alger Mid Cap
Growth Institutional Fund and Alger Small Cap Growth Institutional Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation

Each Fund offers one or more of the following share classes: Class A, C, I, R, Z, and
Z-2. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I, R, Z, and Z-2 shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings except that each share class bears the pro rata allocation of the fund’s expense other than a class expense (not including advisory or custodial fees or other expenses related to the management of the fund’s assets) to a share class.

The Alger Capital Appreciation Institutional Fund and Alger Mid Cap Growth Institutional
Fund started offering Class Z-2 Shares on October 14, 2016 and Alger Small Cap Growth
Institutional Fund started offering Class Z-2 shares on August, 1 2016.

NOTE 2 — Significant Accounting Policies:
(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees.
Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).
Equity securities and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

The industry classifications of the Funds’ investments, as presented in the accompanying
Schedules of Investments, represent Management’s belief as to the most meaningful presentation of the classification of such investments. For Fund compliance purposes, the
Funds’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, with the primary source being Global Industry Classification Standard (GICS).

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.
Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the foreign closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value
Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.
Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.
Inputs for Level 3 include revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements, from industry studies, market data, and market indicators such as benchmarks and indices. Because of the inherent uncertainty and often limited markets for restricted securities, the values may significantly differ from the values if there was an active market.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Trust’s Board of Trustees (“Board”) and comprised of representatives of the Trust’s investment advisor. The Committee reports its fair valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’
pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars and overnight time deposits.
NOTE 3 — Fair Value Measurements:
The following is a summary of the inputs used as of July 31, 2017 in valuing the Funds’
investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation
Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$629,685,705	$629,685,705	—	—
Consumer Staples	99,837,095	99,837,095	—	—
Energy	62,221,337	62,221,337	—	—
Financials	156,044,389	156,044,389	—	—
Health Care	498,320,898	498,320,898	—	—
Industrials	206,302,244	206,302,244	—	—
Information Technology	1,559,052,767	1,557,599,465	—	1,453,302
Materials	66,460,090	66,460,090	—	—
Telecommunication Services	16,656,956	16,656,956	—	—
TOTAL COMMON STOCKS	$3,294,581,481	$3,293,128,179	—	$1,453,302
CORPORATE BONDS
Information Technology	—	—	—	—
MASTER LIMITED PARTNERSHIP
Financials	42,051,132	42,051,132	—	—
PREFERRED STOCKS
Health Care	6,557,498	—	—	6,557,498
Information Technology	6,699,236	—	—	6,699,236
TOTAL PREFERRED STOCKS	$13,256,734	—	—	$13,256,734
REAL ESTATE INVESTMENT TRUST
Real Estate	69,459,239	69,459,239	—	—
WARRANTS
Information Technology	—	—	—	—
TOTAL INVESTMENTS IN
SECURITIES	$3,419,348,586	$3,404,638,550	—	$14,710,036

Alger Capital Appreciation Focus
Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$23,995,947	$23,995,947	—	—
Consumer Staples	1,014,210	1,014,210	—	—
Energy	2,438,182	2,438,182	—	—
Financials	7,275,977	7,275,977	—	—
Health Care	14,855,476	14,855,476	—	—
Industrials	5,097,434	5,097,434	—	—
Information Technology	56,644,822	56,644,822	—	—
Materials	1,293,423	1,293,423	—	—
Telecommunication Services	600,137	600,137	—	—
TOTAL COMMON STOCKS	$113,215,608	$113,215,608	—	—
MASTER LIMITED PARTNERSHIP
Financials	2,449,811	2,449,811	—	—
PREFERRED STOCKS
Health Care	292,703	—	—	292,703
REAL ESTATE INVESTMENT TRUST
Real Estate	1,188,982	1,188,982	—	—
TOTAL INVESTMENTS IN
SECURITIES	$117,147,104	$116,854,401	—	$292,703

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Institutional
Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$14,292,820	$14,292,820	—	—
Consumer Staples	3,337,422	3,337,422	—	—
Energy	1,289,641	1,289,641	—	—
Financials	7,056,623	7,056,623	—	—
Health Care	21,520,490	21,520,490	—	—
Industrials	11,859,379	11,859,379	—	—
Information Technology	29,837,574	29,762,024	—	75,550
Materials	4,071,563	4,071,563	—	—
TOTAL COMMON STOCKS	$93,265,512	$93,189,962	—	$75,550
CORPORATE BONDS
Information Technology	—	—	—	—
PREFERRED STOCKS
Health Care	1,078,138	—	—	1,078,138
Information Technology	348,244	—	—	348,244
TOTAL PREFERRED STOCKS	$1,426,382	—	—	$1,426,382
REAL ESTATE INVESTMENT TRUST
Real Estate	3,645,891	3,645,891	—	—
RIGHTS
Health Care	976,033	—	—	976,033
SPECIAL PURPOSE VEHICLE
Financials	273,003	—	—	273,003
WARRANTS
Information Technology	—	—	—	—
TOTAL INVESTMENTS IN
SECURITIES	$99,586,821	$96,835,853	—	$2,750,968

Alger Small Cap Growth Institutional
Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$11,343,408	$11,343,408	—	—
Consumer Staples	5,172,198	5,172,198	—	—
Energy	2,350,750	2,350,750	—	—
Financials	9,402,746	9,402,746	—	—
Health Care	68,856,500	68,856,500	—	—
Industrials	15,172,687	15,172,687	—	—
Information Technology	66,487,389	66,487,389	—	—
Materials	3,932,665	3,932,665	—	—
TOTAL COMMON STOCKS	$182,718,343	$182,718,343	—	—

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Institutional
Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
PREFERRED STOCKS
Health Care	2,929,640	—	—	2,929,640
REAL ESTATE INVESTMENT TRUST
Real Estate	1,947,860	1,947,860	—	—
RIGHTS
Health Care	1,281,294	—	—	1,281,294
SPECIAL PURPOSE VEHICLE
Financials	880,397	—	—	880,397
TOTAL INVESTMENTS IN
SECURITIES	$189,757,534	$184,666,203	—	$5,091,331

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Common Stocks
Opening balance at November 1, 2016	$1,828,579
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(375,277)
Purchases and sales
Purchases	–
Sales	–
Closing balance at July 31, 2017	1,453,302
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$(375,277)

Alger Capital Appreciation Institutional Fund	Corporate Bonds
Opening balance at November 1, 2016	$574,662
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(574,662)
Purchases and sales
Purchases	–
Sales	–
Closing balance at July 31, 2017	0
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$(574,662)

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Preferred Stocks
Opening balance at November 1, 2016	$16,273,256
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(3,016,522)
Purchases and sales
Purchases	–
Sales	–
Closing balance at July 31, 2017	13,256,734
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$(3,016,522)

Alger Capital Appreciation Institutional Fund	Warrants
Opening balance at November 1, 2016	$563,169
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(563,169)
Purchases and sales
Purchases	–
Sales	–
Closing balance at July 31, 2017	0
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$(563,169)

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Focus Fund	Preferred Stocks
Opening balance at November 1, 2016	$310,373
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(17,670)
Purchases and sales
Purchases	–
Sales	–
Closing balance at July 31, 2017	292,703
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 07/31/2017	$(17,670)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Common Stocks
Opening balance at November 1, 2016	$95,059
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(19,509)
Purchases and sales
Purchases	–
Sales	–
Closing balance at July 31, 2017	75,550
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$(19,509)

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Corporate Bonds
Opening balance at November 1, 2016	$17,128
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(17,128)
Purchases and sales
Purchases	–
Sales	–
Closing balance at July 31, 2017	0
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$(17,128)

Alger Mid Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2016	$2,084,875
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	2,359,646
Included in net unrealized gain (loss) on investments	108,241
Purchases and sales
Purchases	–
Sales	(3,126,380)
Closing balance at July 31, 2017	1,426,382
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$2,467,887

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2016	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	749,847
Purchases and sales
Purchases	226,186
Sales	–
Closing balance at July 31, 2017	976,033
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$749,847

Special Purpose
Alger Mid Cap Growth Institutional Fund	Vehicle
Opening balance at November 1, 2016	$249,760
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	23,243
Purchases and sales
Purchases	–
Sales	–
Closing balance at July 31, 2017	273,003
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$23,243

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Warrants
Opening balance at November 1, 2016	$16,785
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(16,785)
Purchases and sales
Purchases	–
Sales	–
Closing balance at July 31, 2017	0
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2017	$(16,785)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2016	$3,468,884
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	2,938,664
Included in net unrealized gain (loss) on investments	429,321
Purchases and sales
Purchases	–
Sales	(3,907,229)
Closing balance at July 31, 2017	2,929,640
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 07/31/2017	$3,367,985

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2016	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	995,568
Purchases and sales
Purchases	285,726
Sales	–
Closing balance at July 31, 2017	1,281,294
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 07/31/2017	$995,568

Special Purpose
Alger Small Cap Growth Institutional Fund	Vehicle
Opening balance at November 1, 2016	$805,442
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	74,955
Purchases and sales
Purchases	–
Sales	–
Closing balance at July 31, 2017	880,397
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 07/31/2017	$74,955

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of July 31, 2017. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements.
The table below is not intended to be all-inclusive, but rather provides information on the
Level 3 inputs as they relate to our fair value measurements.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value	Valuation	Unobservable		Weighted
	July 31, 2017	Methodology	Input	Range	Average
Alger Capital Appreciation Institutional Fund
Common Stocks	$1,453,302	Income	Revenue	10x-18x	N/A
		Approach	Multiple	20-40%	20%
			Discount Rate	10-50%	N/A
			Scenario
			Probability
			Time to Exit	0.55-2.55	N/A
				Years
Preferred Stocks	6,557,498	Market	Scenario	80-100%	N/A
		Approach	Probability Time	0.25-1.75	N/A
			to Exit	Years	N/A
			Volatility	67.8%
Preferred Stocks	6,699,236	Income	Revenue	10x-18x	N/A
		Approach	Multiple	20-40%	20%
			Discount Rate	10-50%	N/A
			Scenario
			Probability
			Time to Exit	0.55-2.55	N/A
				Years
Corporate Bonds	0	Income	Discount Rate	40%	N/A
		Approach
Warrants	0	Income	Discount Rate	40%	N/A
		Approach
Alger Capital Appreciation Focus Fund
Preferred Stocks	$292,703	Income	Discount Rate	20%	N/A
		Approach

Alger Mid Cap Growth Institutional Fund
Common Stocks	$75,550	Income	Revenue	10x-18x	N/A
		Approach	Multiple	20-40%	20%
			Discount Rate	10-50%	N/A
			Scenario
			Probability
			Time to Exit	0.55-2.55	N/A
				Years
Preferred Stocks	1,078,138	Market	Scenario	80-100%	N/A
		Approach	Probability Time	. 25-1.75	N/A
			to Exit	Years	N/A
			Volatility	67.8%
Preferred Stocks	348,244	Income	Revenue	10x-18x	N/A
		Approach	Multiple	20-40%	23.84%
			Discount Rate	10-50%	43.80%
			Scenario
			Probability
			Time to Exit	0.55-2.55	N/A
				Years

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Special Purpose Vehicle	261,850	Market	Revenue	2.6x-3.1x	N/A
		Approach	Multiple

Rights	976,033	Income	Discount Rate	21.5-22.5%	N/A
		Approach
Corporate Bonds	0	Income	Discount Rate	40%	N/A
		Approach
Warrants	0	Income	Discount Rate	40%	N/A
		Approach
Alger Small Cap Growth
Institutional Fund
Preferred Stocks	2,421,908	Market	Scenario	80-100%	N/A
		Approach	Probability Time	1.0-2.5 Years	N/A
			to Exit	67.8%	N/A
			Volatility
Preferred Stocks	507,732	Income	Discount Rate	35.5-39.5%%	N/A
		Approach
			Time to Exit	1.1-3.1 Years	N/A
Special Purpose Vehicle	880,397	Market	Revenue	2.6x-3.1x	N/A
		Approach	Multiple

Rights	1,281,294	Income	Discount Rate	21.5-22.5%	N/A
		Approach

The significant unobservable inputs used in the fair value measurement of the company’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

On July 31, 2017 there were no transfers of securities between Level 1, Level 2 and Level 3

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of July 31, 2017, such assets are categorized within the disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Capital Appreciation Institutional Fund	$84,565,726	—	$84,565,726	—
Alger Capital Appreciation Focus Fund	5,206,571	—	5,206,571	—
Alger Mid Cap Growth Institutional Fund	4,128,842	—	4,128,842	—
Alger Small Cap Growth Institutional Fund	11,526,966	—	11,526,966	—
Total	$105,428,105	—	$105,428,105	—

NOTE 4 — Derivatives:
Financial Accounting Standards Board Accounting Standards Codification 815 – Derivatives
and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options— The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The
Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.
The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the three months ended July 31, 2017, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty.
All of the Funds’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

For the three months ended July 31, 2017, there were no open derivative instruments.

NOTE 5 — Affiliated Securities:
The securities listed below are deemed to be affiliate’s of the Funds because the Funds or their affiliates owned 5% or more of the company’s voting securities during all or part of the period ended July 31, 2017. Purchase and sale transactions and dividend income earned during the period were as follows:

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Shares at			Shares at		Value at
	October 31,			July 31,	Dividend	July 31,
Security	2016	Additions	Reductions	2017	Income	2017
Alger Capital Appreciation Institutional Fund
Common Stocks
Choicestream Inc. *	124,658	—	—	124,658	—	$0
Preferred Stocks
Choicestream, Inc.	3,575,473	—	—	3,575,473	—	0
Class A & Class B*
Corporate Bonds
Choicestream,	574,662	—	—	574,662	—	0
Inc. ,11.0%, 08/05/18
Warrants
Choicestream, Inc. ,	574,662	—	—	574,662	—	0
6/22/26
Alger Capital Appreciation Focus Fund
Preferred Stocks
Prosetta Biosciences,	76,825	—	—	76,825	—	292,703
Inc. *
Alger Mid Cap Growth Institutional Fund
Common Stocks
Choicestream Inc. *	8,930	—	—	8,930	—	$0
Preferred Stocks
Choicestream, Inc.	221,801	—	—	221,801	—	0
Class A & Class B*
Prosetta Biosciences,	166,009	—	—	166,009	—	561,110
Inc. *
Tolero Pharmaceuticals,	354,870	—	354,870	0	—	0
Inc. *
Corporate Bonds
Choicestream,	17,128	—	—	17,128	—	0
Inc. ,11.0%, 08/05/18
Warrants
Choicestream, Inc. ,	17,128	—	—	17,128	—	0
6/22/26
Alger Small Cap Growth Institutional Fund
Preferred Stocks
Prosetta Biosciences,	133,263	—	—	133,263	—	507,732
Inc. *
Tolero Pharmaceuticals,	448,284	—	448,284	0	—	0
Inc. *
* Non –income producing security.

ITEM 2. Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by
Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.
CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Institutional Funds

By /s/Hal Liebes

Hal Liebes

President

Date: September 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Hal Liebes

Hal Liebes

President

Date: September 26, 2017

By /s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 26, 2017